Corporate information	12 Months Ended
Dec. 31, 2017
Corporate Information
Corporate information
1.	Corporate information

Cementos Pacasmayo S.A.A. (hereinafter “the Company”) was incorporated in 1957 and, under the Peruvian General Corporation Law, is an open stock corporation with publicly traded shares. The Company is a subsidiary of Inversiones ASPI S.A., which holds 50.01 percent of the Company’s common shares as of December 31, 2017 and 2016. The Company’s registered address is Calle La Colonia No. #150, Urbanización El Vivero, Santiago de Surco, Lima, Peru.

The Company’s main activity is the production and marketing of cement, blocks, concrete and quicklime in La Libertad region, in the North of Peru.

The issuance of the consolidated financial statements of the Company and its subsidiaries (hereinafter “the Group”) as of December 31, 2017 and 2016 was authorized by the Company’s Management on April 27, 2018.

As of December 31, 2017, the consolidated financial statements comprise the financial statements of the Company and its subsidiaries: Cementos Selva S.A. and subsidiaries, Distribuidora Norte Pacasmayo S.R.L., Empresa de Transmisión Guadalupe S.A.C., Salmueras Sudamericanas S.A. and Calizas del Norte S.A.C. (in liquidation).

The main activities of the subsidiaries incorporated in the consolidated financial statements are described as follows:

-	Cementos Selva S.A. is engaged in production and marketing of cement and other construction materials in the northeast region of Peru. Also, it holds shares in Dinoselva Iquitos S.A.C. (a cement and construction materials distributor in the north of Peru, which also produces and sells blocks, cement bricks and ready-mix concrete) and in Acuícola Los Paiches S.A.C. (a fish farm entity).

-	Distribuidora Norte Pacasmayo S.R.L. is mainly engaged in selling cement produced by the Company. Additionally, it produces and sells blocks, cement bricks and ready-mix concrete. In May 2017, Distribuidora Norte Pacasmayo S.R.L. formed Prefabricados del Pacífico S.A.C., a company dedicated to the production and commercialization of cement bricks in northern Peru, which as of the date of this report has not started operations.

-	Empresa de Transmisión Guadalupe S.A.C. is mainly engaged in providing energy transmission services to the Company.

-	Salmueras Sudamericanas S.A. (“Salmueras”) which is engaged in the exploration of a brine project located in the northern region of Peru. To develop this brine project the subsidiary has a minority shareholder Quimpac S.A. which holds 25.1% of its common shares. In December 2017, the Company decided not to continue with the activities related to this project, as explained in note 1.2 below.

-	Calizas del Norte S.A.C. (in liquidation), is engaged in the mining activities of prospecting, exploration, marketing and transportation of other goods. On May 31, 2016, the Company decided to liquidate the subsidiary Calizas del Norte S.A.C., in order to contract a third party to provide the services performed by this subsidiary.

As explained above, as of December 31, 2017 and 2016, the Company has a 100% interest in all its subsidiaries, except the following listed below:

	2017	2016
Subsidiary	%	%

Salmueras Sudamericanas S.A.	74.90	74.90
Fosfatos del Pacífico S.A.	—	70.00

1.1	Spin-off project -

In September 2016, the Company’s General Shareholders’ Meeting approved a spin-off project that will allow the transfer of a portion of net assets (composed by the assets and liabilities related to the Company’s interest in Fosfatos del Pacífico S.A.) in favor of Fossal S.A.A. (enterprise created as a subsidiary of Inversiones ASPI S.A.). The purpose of the spin-off project is to allocate the assets and liabilities of the Company in accordance with the specialization of each business, creating greater flexibility for shareholders and greater clarity in long-term operations.

The project contemplates that for each common and investment share of the Company, each shareholder will receive approximately 0.20 common and investment shares of Fossal S.A.A. and approximately 0.80 common and investment shares of Cementos Pacasmayo S.A.A.

On March 1, 2017, the spin-off project was executed; in that sense, capital stock, investment shares, additional capital and legal reserve decreased by S/107,593,000, S/10,224,000, S/118,569,000 and S/36,957,000, respectively. The related non-controlling interest was reduced by S/100,357,000.

As of the date of the spin-off’s execution, part of the investment shares transferred to Fossal S.A.A. were owned by the Company (treasury shares). As a consequence, the Company received 9,148,373 investment shares of Fossal S.A.A. The transaction was recorded with a debit to available-for-sale investments, at cost, in an amount of S/21,206,000 and a credit to equity of S/23,459,000. The difference between the financial and tax value of those investments generated a deferred income tax asset of S/2,253,000. See note 9(a).

As of December 31, 2016, Fosfatos del Pacífico S.A. was classified as a group of assets (along with related liabilities) held for distribution to shareholders and as a discontinued operation.

The net assets to be transferred are presented in the segment denominated “Other” in Note 31.

Below the detail of the results generated by Fosfatos del Pacífico S.A. (net of intercompany eliminations), which have been included in the consolidated statements of profit or loss for the years 2017, 2016 and 2015:

	Fosfatos del Pacífico S.A. (net of intercompany transactions)
	2017 (From Jan 1, 2017 to March 31, 2017)	2016	2015
	S/(000)	S/(000)	S/(000)

Sales	11	2,044	—
Cost of sales	(626)	(6,881)	—
Administrative expenses	(660)	(6,352)	(8,868)
Other income (expense)	153	(1,006)	(212)
Finance income	2	11	62
(Loss) gain from exchange difference, net	(185)	(804)	157

Loss from discontinued operations before income tax	(1,305)	(12,988)	(8,861)
Income tax	551	6,399	3,141

Loss for the year from discontinued operations	(754)	(6,589)	(5,720)

As of December 31, 2016, the assets and liabilities of Fosfatos del Pacífico S.A. (net of intercompany eliminations), which have been classified as held for distribution mainly comprise the following:

S/(000)

Assets -
Cash and cash equivalents	7,575
Inventories	2,734
Income tax prepayments	3,892
Other current assets	248
Other receivables non current	48,985
Property, plant and equipment, net	204,725
Exploration and evaluation assets	47,630
Deferred income tax assets	22,622

338,411
Liabilities -
Trade and other payables	(2,704)

Net assets held for distribution	335,707

As of March 1, 2017, the assets and liabilities of Fosfatos del Pacífico S.A. (net of intercompany eliminations), that were transferred mainly comprise the following:

S/(000)

Assets -
Cash and cash equivalents	34,178
Accounts receivable from related parties	5,822
Inventories	2,694
Income tax prepayments	3,892
Other current assets	5,126
Other receivables non current	50,200
Property, plant and equipment, net	204,975
Exploration and evaluation assets	52,578
Deferred income tax assets	23,173

382,638

Liabilities and equity -
Trade and other payables	8,938
Capital stock	107,593
Investment shares	10,224
Additional paid-in capital	118,569
Other reserves	36,957
Non-controlling interest	100,357

382,638

1.2	Impairment on brine project -

The Company has decided to prioritize its investments in the development of products related to the manufacture and sale of cement and construction solutions; therefore, the disposal of investments that are not in line with the strategic plan has been approved. As a result of this decision, in the fourth quarter of 2017, the Company decided not to continue with the brine project. The consolidated financial statements of the Company include a charge to results related to the impairment on the assets of this project, as detailed below:

	Salmueras Sudamericanas S.A.	Cementos Pacasmayo S.A.A.	Total consolidated
	S/(000)	S/(000)	S/(000)

Assets -
Income tax prepayments	(5,654)	—	(5,654)
Property, plant and equipment (note 10)	(1,732)	—	(1,732)
Exploration and evaluation assets (note 11)	(33,469)	—	(33,469)
Other current liabilities	32	—	32
Additional paid in capital	—	(6,759)	(6,759)

Total impairment	(40,823)	(6,759)	(47,582)
Income tax	(6,937)	17,087	10,150

Total	(47,760)	10,328	(37,432)

Attributable to -
Equity holders of the parent	(35,772)	10,328	(25,444)
Non controlling interests	(11,988)	—	(11,988)

	(47,760)	10,328	(37,432)

The table presented below shows the summary of the main captions of the audited financial statements of the subsidiaries controlled by the Group as of December 31, 2017, 2016 and 2015:

	Assets		Liabilities		Net equity		Net income (loss)
Entity	2017	2016	2017	2016	2017	2016	2017	2016	2015
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cementos Selva S.A. and subsidiaries	244,386	260,927	34,969	36,477	209,417	224,450	37,467	37,361	244,386
Fosfatos del Pacífico S.A.	—	339,236	—	3,495	—	335,741	(1,216)	(9,010)	—
Distribuidora Norte Pacasmayo S.R.L. and subsidiary	243,568	211,787	119,182	87,182	124,386	124,605	(220)	11,242	243,568
Empresa de Transmisión Guadalupe S.A.C.	42,136	49,339	1,397	724	40,739	48,615	124	504	42,136
Salmueras Sudamericanas S.A.	587	47,661	—	382	587	47,279	(50,942)	(2,300)	587
Calizas del Norte S.A.C. (in liquidation)	713	1,219	7	409	706	810	(121)	407	713